5.75% Senior Notes Due 2018	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Three Hundreds Million Senior Notes [Text Block]

26. 5.75% Senior Notes due 2018

On May 15, 2013, the Company issued and sold $300.0 million in aggregate principal amount of 5.75% Senior Notes due 2018 (the “2018 Senior Notes”). The Company offered and sold the 2018 Senior Notes to initial purchasers in reliance on the exemption from registration provided by Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). The initial purchasers then resold the 2018 Senior Notes pursuant to the exemptions from registration under the Securities Act in reliance on Rule 144A and Regulation S. The 2018 Senior Notes bear interest at a rate of 5.75% annually on the principal amount of the 2018 Senior Notes, payable semi-annually in arrears on May 15 and November 15 of each year, beginning on November 15, 2013. The 2018 Senior Notes will mature on May 15, 2018. The 2018 Senior Notes are senior unsecured debt obligations of the Company and are guaranteed by all of the Company's direct and indirect subsidiaries which were formed in the United States and one of its foreign subsidiaries (the “Guarantors”).

The 2018 Senior Notes are redeemable at the Company's option, in whole or in part, at any time at 100% of the aggregate principal amount of 2018 Senior Notes redeemed plus the applicable “make whole” redemption price specified in the Indenture that governs the 2018 Senior Notes (the “2018 Senior Notes Indenture”), plus accrued and unpaid interest, if any, to the redemption date. In addition, if a change of control occurs, as that term is defined in the 2018 Senior Notes Indenture, the holders of 2018 Senior Notes will have the right, subject to certain conditions, to require the Company to repurchase their 2018 Senior Notes at a purchase price equal to 101% of the aggregate principal amount of 2018 Senior Notes repurchased plus accrued and unpaid interest, if any, as of the date of repurchase.

In addition, on May 15, 2013, the Company entered into a registration rights agreement with the initial purchasers of the 2018 Senior Notes (the “Registration Rights Agreement”), pursuant to which the Company agreed to use commercially reasonable efforts to issue in exchange for the 2018 Senior Notes, on or prior to the 270th day following the closing date of the issuance and sale of the 2018 Senior Notes, new notes identical in all material respect to the 2018 Senior Notes registered under the Securities Act. In certain circumstances, the Company may be required to file a shelf registration statement to cover resales of the 2018 Senior Notes. If the Company does not comply with certain covenants set forth in the Registration Rights Agreement, it must pay liquidated damages to holders of the 2018 Senior Notes.

In the second quarter of 2013, the Company used a portion of the net proceeds from the 2018 Senior Notes issuance to repay all outstanding balances under its Domestic and Multi-currency Line, which were $202.0 million on May 15, 2013. The Company used the remaining net proceeds from the issuance to repay other outstanding indebtedness and for general corporate purposes.

In connection with the issuance of the 2018 Senior Notes, the Company incurred debt issuance costs of approximately $8.1 million during the nine months ended September 30, 2013, which primarily consisted of underwriting fees, legal and other professional expenses. These costs are being amortized over a period of five years and are included in “Other assets” in the Company's consolidated balance sheet.

The Guarantors have guaranteed fully and conditionally, on a joint and several basis, the obligations to pay principal and interest for the 2018 Senior Notes. Cash America International, Inc. (“Parent Company”), on a stand-alone unconsolidated basis, has no independent assets or operations. The assets and operations of the Parent Company's non-guarantor subsidiaries, individually and in the aggregate, are minor. There are no significant restrictions on the ability of the Parent Company to receive funds from its subsidiaries through dividends, loans, and advances or otherwise.